Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Disaggregation of Revenue

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes by revenue source are as follows (in thousands of Korean Won):

		For the Three Months Ended				For the Six Months Ended
		June 30, 2018		June 30, 2017		June 30, 2018		June 30, 2017
Products	e-Navigation	￦	709,737	￦	448,142	￦	953,243	￦	810,151
	Smart Ship		59,695		19,700		65,190		88,650
Projects	e-Navigation		144,510		430,153		745,245		904,491
	Smart Ship		135,260		105,476		595,007		166,831
Total		￦	1,049,202	￦	1,003,471	￦	2,358,685	￦	1,970,123